Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 33,652		¥ 44,980
Cumulative effect of change in accounting principle				19,294
Other comprehensive income (loss) before reclassifications		(36,465)		(29,247)
Reclassifications out of accumulated other comprehensive income (loss)		(56,543)	[1]	(1,375)
Net change during the year		(93,008)		(11,328)
Balance at end of year		(59,356)		33,652	¥ 44,980
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		47,767		53,418
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(32,776)		(4,005)
Reclassifications out of accumulated other comprehensive income (loss)		(30,586)	[1]	(1,646)
Net change during the year		(63,362)		(5,651)
Balance at end of year		(15,595)		47,767	53,418
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(41,020)		(33,325)
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(8,194)		(9,147)
Reclassifications out of accumulated other comprehensive income (loss)		1,377	[1]	1,452
Net change during the year		(6,817)		(7,695)
Balance at end of year		(47,837)		(41,020)	(33,325)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		20,344		24,887
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		6,792		(3,948)
Reclassifications out of accumulated other comprehensive income (loss)		(27,136)	[1]	(595)
Net change during the year		(20,344)		(4,543)
Balance at end of year				20,344	24,887
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		6,561
Cumulative effect of change in accounting principle	[2]			19,294
Other comprehensive income (loss) before reclassifications		(2,287)		(12,147)
Reclassifications out of accumulated other comprehensive income (loss)		(198)	[1]	(586)
Net change during the year		(2,485)		6,561
Balance at end of year		¥ 4,076		¥ 6,561

[1]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2018 includes reclassification adjustment of \45,424 million for profit in connection with the liquidation of an investment in a non-Japanese subsidiary. The adjustment is recognized in Revenue-Other and the amount of income tax loss allocated to this reclassification adjustment is \14,536 million.
[2]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."